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                          DELAWARE GROUP ADVISER FUNDS

                        Delaware Diversified Income Fund

                            Supplement to the Fund's
                     Class A, Class B and Class C Prospectus
                               dated June 28, 2002


The Board of Trustees has approved the following changes in sales charges for Class A and Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in this Prospectus to the maximum Class A sales charge are replaced with a new maximum sales charge of 4.50%. Additional changes to the Class A sales charge schedule are described below. All references in this Prospectus to Class B contingent deferred sales charge (CDSC) are replaced with the new Class B contingent deferred sales charge of 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter. The maximum amount of Class B shares that you may purchase at any one time will be lowered to $100,000. The Class C CDSC and purchase amount are not affected.

The following, which reflects the new sales charges described above, replaces the fee tables on page 3 of the Prospectus under "Profile: Delaware Diversified Income Fund":

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

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CLASS                                          A         B         C
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Maximum sales charge (load) imposed on
purchases as a percentage of offering
price                                      4.50%      none      none
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Maximum contingent deferred sales
charge (load) as a percentage of
original purchase price or redemption
price, whichever is lower                  none(1)   4.00%(2)   1.00%(3)
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Maximum sales charge (load) imposed on
reinvested dividends                       none       none      none
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Redemption fees                            none       none      none
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Annual fund operating expenses are deducted from the Fund's assets.

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CLASS                                          A          B          C
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Management fees                            0.55%      0.55%      0.55%
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Distribution and service (12b-1) fees      0.30%(4)   1.00%      1.00%
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Other expenses                             1.52%      1.52%      1.52%
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Total annual fund operating expenses       2.37%      3.07%      3.07%
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Fee waivers and payments(5)               (1.37%)    (1.32%)    (1.32%)
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Net Expenses(5)                            1.00%      1.75%      1.75%
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This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

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


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CLASS(7)                       A            B            B                C            C
                                                 (if redeemed)               (if redeemed)
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
1 year                      $547         $178             $578         $178           $278
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3 years                   $1,031         $824           $1,049         $824           $824
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

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will be imposed on redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) Class A shares are subject to a maximum 12b-1 fee of 0.30% of average daily net assets. However, the distributor has contracted to waive a portion of that 12b-1 fee through December 31, 2002 in order to prevent total 12b-1 plan expenses from exceeding 0.25% of average daily net assets.
(5) The investment manager has contracted to waive fees and pay expenses through December 31, 2002 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.75% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

The following information replaces the first bullet and the table under "Choosing a share Class - Class A" on page 16:

Class A
o Class A shares have an up-front sales charge of up to 4.50% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

Class A sales charges

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                                               Sales charge               Sales charge               Dealer's commission
Amount of purchase                                as % of                   As % of                        as % of
                                              offering price             amount invested               offering price
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
Less than $100,000                                 4.50%                      4.71%                           4.00%
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$100,000 but under $250,000                        3.50%                      3.63%                           3.00%
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$250,000 but under $500,000                        2.50%                      2.56%                           2.00%
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$500,000 but under $1,000,000                      2.00%                      2.04%                           1.60%
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
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As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year, unless a specific waiver of the charge applies.


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                                                   Sales charge                Sales charge            Dealer's commission
Amount of purchase                                    as % of                    as % of                      as % of
                                                  offering price             amount invested              Offering price
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
$1 million up to $5 million                            none                        none                       1.00%

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Next $20 million
Up to $25 million                                      none                        none                       0.50%

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Amount over $25 million                                none                        none                       0.25%

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


The following information replaces the second bullet and the last bullet, respectively, under "Choosing a share Class - Class B" on page 17:

Class B

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 4.00%. The contingent deferred sales charge is 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1% during the sixth year, and 0% thereafter.

o        You may purchase only up to $100,000 of Class B shares at any one time.
         The limitation on maximum purchases varies for retirement plans.


The date of this Supplement is September 16, 2002.